Common Stock and Shares to be Issued - Schedule of Common Shares and Share Capital Issued (Details) (10-K) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019	Oct. 31, 2019	Apr. 30, 2019	Apr. 30, 2018
Balance			$ 68,539	$ (5,275)	$ (3,883)
Shares issued					18
Shares to be issued - services	$ 97,500		45,000	97,500
Shares to be issued - services, shares	975,000,000	975,000,000
Balance			30,726	68,539	(5,275)
Common Stock [Member]
Balance			$ 185,466	$ 185,466	$ 185,464
Balance, shares			18,546,628,778	18,546,628,778	18,546,446,678
Shares issued					$ 2
Shares issued, shares					182,100
Shares to be issued - financing, shares				940,510,000
Shares to be issued - services
Shares to be issued - services, shares				975,000,000
Balance			$ 221,963	$ 185,466	$ 185,466
Balance, shares			22,196,289,678	18,546,628,778	18,546,628,778
Share Capital [Member]
Balance			$ 191,551	$ 6,953,978	$ 6,953,960
Shares issued					18
Shares to be issued - financing				94,051
Shares to be issued - services				97,500
Balance				$ 191,551	$ 6,953,978